Subordinated borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of Subordinated Liabilities [line items]
Subordinated borrowings
27 Subordinated borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2025	2024

Fixed to floating subordinated notes

USD 800 million	5.5% 2	Semi-annually, April 11	2018/ 48	2028	680	770

Fixed subordinated notes

USD 925 million 1	5.1%	Quarterly, March 15	2019/ 49	2026	781	883

On December 31					1,461	1,653

Fair value of subordinated borrowings					1,312	1,490

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The terms of the securities include provisions for deferring coupon payments. There have been no defaults or breaches of conditions during the period.

Aegon Ltd. [member]
Disclosure of Subordinated Liabilities [line items]
Subordinated borrowings
17 Subordinated borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue/ Maturity	Year of next call	2025	2024

USD 800 million	5.5% 1	Semi-annually, April 11	2018/ 48	2028	680	770

On December 31					680	770

Fair value of subordinated borrowings					692	763

1	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The terms of the securities include provisions for deferring coupon payments. There have been no defaults or breaches of conditions during the period.